PREFERRED LIMITED PARTNERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2021
Disclsoure of Preferred Limited Partners Equity [Abstract]
Summary of preferred limited partners' equity
Brookfield Renewable’s preferred limited partners’ equity comprises of Class A Preferred LP units as follows:

(MILLIONS, EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at
				2021	2020	June 30, 2021	December 31, 2020
Series 5 (C$72)	2.89	5.59	April 2018	$2	$1	$49	$49
Series 7 (C$175)	7.00	5.50	January 2026	4	4	128	128
Series 9 (C$200)	8.00	5.75	July 2021	5	4	147	147
Series 11 (C$250)	10.00	5.00	April 2022	5	5	187	187
Series 13 (C$250)	10.00	5.00	April 2023	5	5	196	196
Series 15 (C$175)	7.00	5.75	April 2024	4	4	126	126
Series 17 ($200)	8.00	5.25	March 2025	4	3	195	195
	52.89			$29	$26	$1,028	$1,028